Property, Plant and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7.  Property, Plant and Equipment

Property, plant and equipment consist of the following components:

(Millions of US dollars)	Land	Buildings	Machinery and Equipment	Construction In Progress[1]	Total

Balance at 31 March 2010:
Cost	$18.1	$205.2	$897.9	$47.7	$1,168.9
Accumulated depreciation	-	(57.0)	(401.3)	-	(458.3)

Net book value	18.1	148.2	496.6	47.7	710.6

Changes in net book value:
Capital expenditures	0.2	4.4	58.9	(13.2)	50.3
Retirements and sales	-	-	(0.7)	-	(0.7)
Depreciation	-	(9.5)	(53.4)	-	(62.9)
Foreign currency translation adjustments	-	-	10.4	-	10.4

Total changes	0.2	(5.1)	15.2	(13.2)	(2.9)

Balance at 31 March 2011:
Cost	18.3	209.6	966.5	34.5	1,228.9
Accumulated depreciation	-	(66.5)	(454.7)	-	(521.2)

Net book value	$18.3	$143.1	$511.8	$34.5	$707.7

Changes in net book value:
Capital expenditures	-	-	28.6	7.2	35.8
Retirements and sales	-	-	(0.3)	-	(0.3)
Depreciation	-	(8.8)	(56.4)	-	(65.2)
Impairment of long-lived assets	-	-	(14.3)	-	(14.3)
Foreign currency translation adjustments	-	-	1.8	-	1.8

Total changes	-	(8.8)	(40.6)	7.2	(42.2)

Balance at 31 March 2012:
Cost	18.3	209.6	982.3	41.7	1,251.9
Accumulated depreciation	-	(75.3)	(511.1)	-	(586.4)

Net book value	$18.3	$134.3	$471.2	$41.7	$665.5

[1] Construction in progress consists of plant expansions and upgrades.

Depreciation expense for the year ended 31 March 2012 was US$65.2 million. Included in property, plant and equipment are restricted assets of AICF with a net book value of US$2.3 million and US$2.4 million as of 31 March 2012 and 2011, respectively.

Impairment of Long-Lived Assets

The Company recorded an asset impairment charge of US$14.3 million during the year ended 31 March 2012 related to machinery and equipment no longer in service that was utilised to produce materials for certain of the Company’s products. The asset impairment charge was recorded in the USA and Europe Fibre Cement segment. The impaired assets were reduced to a net book value of nil, which was the estimated fair value based on a discounted cash flow analysis that considered, to the extent practicable, a market participant’s expectations and assumptions and the impaired assets’ highest and best use.